Financial risk management and derivative financial instruments - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impact on (loss) profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ (38)	$ (14)	$ (3)
Impact on (loss) profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	(7)	(3)
Impact on (loss) profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 1% increase interest rates	4	2	4
Impact on (loss) profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 1% increase interest rates	3	9	4
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	3	(12)	27
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	25	49	50
Impact on net liabilities [member] | Currency risk [member] | Sterling: Euro exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ 31	$ 64	$ 60